Leases - Finance lease liability (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Remainder of 2021	$ 7,327
2022	9,079
2023	7,274
2024	844
Total undiscounted minimum future lease payments	24,524
Imputed interest	(1,192)
Total finance lease liability	23,332
Current portion	6,764	$ 10,511
Non-Current portion	$ 16,568	$ 17,265